Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	T-REX 2X Long Bitcoin Daily Target ETF (BTCL)
T-REX 2X Inverse Bitcoin Daily Target ETF (BTCZ)
 T-REX 2X Long Ether Daily Target ETF (ETU)
T-REX 2X Inverse Ether Daily Target ETF (ETQ)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
World Funds Trust

Supplement dated January 22, 2026
to the Prospectus
dated April 30, 2025, as amended November 12, 2025
as supplemented from time to time

The changes described below are being made to the Prospectus.